Restricted Stock Awards (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Restricted Stock Awards
Fair value of granted restricted stock	$ 241,000
Fair value of restricted stock award vested	$ 1,758,000	$ 616,000